Recapitalization - Schedule of Consolidated Statement of Changes in Stockholders’ Deficit (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Consolidated Statement of Changes in Stockholders’ Deficit [Abstract]
Cash-trust and cash, net of redemptions	$ 241,329
Less: transaction expenses paid	(241,329)
Net proceeds from the Business Combination
Less: recognition of SPAC closing balance sheet	(762,710)
Reverse recapitalization, net	$ (762,710)